Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Automobiles — 5.0%
Lucid Group, Inc.(1)(2)	37,203	$ 519,726
Tesla, Inc.(1)	41,538	11,017,954
		$ 11,537,680
Beverages — 3.1%
Keurig Dr Pepper, Inc.	31,400	$ 1,124,748
Monster Beverage Corp.(1)	11,654	1,013,432
PepsiCo, Inc.	30,597	4,995,266
		$ 7,133,446
Biotechnology — 4.4%
Amgen, Inc.	11,861	$2,673,469
Biogen, Inc.(1)	3,209	856,803
Gilead Sciences, Inc.	27,791	1,714,427
Moderna, Inc.(1)	8,674	1,025,701
Regeneron Pharmaceuticals, Inc.(1)	2,377	1,637,444
Seagen, Inc.(1)	4,090	559,635
Vertex Pharmaceuticals, Inc.(1)	5,686	1,646,324
		$10,113,803
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,252	$874,204
Copart, Inc.(1)	5,270	560,728
		$1,434,932
Communications Equipment — 1.6%
Cisco Systems, Inc.	91,818	$3,672,720
		$3,672,720
Electric Utilities — 1.4%
American Electric Power Co., Inc.	11,391	$984,752
Constellation Energy Corp.	7,242	602,462
Exelon Corp.	22,028	825,169
Xcel Energy, Inc.	12,128	776,192
		$3,188,575
Entertainment — 2.0%
Activision Blizzard, Inc.	17,346	$1,289,502
Electronic Arts, Inc.	6,179	714,972
NetEase, Inc. ADR	3,601	272,236
Netflix, Inc.(1)	9,860	2,321,438
		$4,598,148
Security	Shares	Value
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	9,822	$ 4,638,636
Walgreens Boots Alliance, Inc.	19,163	601,718
		$ 5,240,354
Food Products — 1.1%
Kraft Heinz Co. (The)	27,172	$ 906,186
Mondelez International, Inc., Class A	30,386	1,666,065
		$ 2,572,251
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(1)	1,723	$356,850
DexCom, Inc.(1)	8,705	701,101
IDEXX Laboratories, Inc.(1)	1,852	603,382
Intuitive Surgical, Inc.(1)	7,898	1,480,401
		$3,141,734
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(1)	8,851	$929,709
Booking Holdings, Inc.(1)	880	1,446,025
Marriott International, Inc., Class A	7,201	1,009,148
Starbucks Corp.	25,441	2,143,659
		$5,528,541
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	14,938	$2,494,198
		$2,494,198
Interactive Media & Services — 9.7%
Alphabet, Inc., Class A(1)	80,135	$7,664,913
Alphabet, Inc., Class C(1)	82,367	7,919,587
Baidu, Inc. ADR(1)	4,036	474,189
Match Group, Inc.(1)	6,249	298,390
Meta Platforms, Inc., Class A(1)	45,641	6,192,571
		$22,549,650
Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	136,154	$15,385,402
eBay, Inc.	12,181	448,383
JD.com, Inc. ADR	11,150	560,845
MercadoLibre, Inc.(1)	1,116	923,802
Pinduoduo, Inc. ADR(1)	10,379	649,518
		$17,967,950
IT Services — 3.3%
Automatic Data Processing, Inc.	9,206	$2,082,305
Cognizant Technology Solutions Corp., Class A	11,475	659,124

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(1)	14,217	$ 1,330,285
Okta, Inc.(1)	3,317	188,638
Paychex, Inc.	7,943	891,284
PayPal Holdings, Inc.(1)	25,643	2,207,093
VeriSign, Inc.(1)	2,379	413,232
		$ 7,771,961
Life Sciences Tools & Services — 0.3%
Illumina, Inc.(1)	3,488	$ 665,475
		$665,475
Machinery — 0.3%
PACCAR, Inc.	7,710	$645,250
		$645,250
Media — 1.9%
Charter Communications, Inc., Class A(1)	3,562	$1,080,533
Comcast Corp., Class A	97,646	2,863,957
Sirius XM Holdings, Inc.(2)	86,748	495,331
		$4,439,821
Multiline Retail — 0.3%
Dollar Tree, Inc.(1)	4,965	$675,736
		$675,736
Pharmaceuticals — 0.3%
AstraZeneca PLC	13,123	$719,665
		$719,665
Professional Services — 0.3%
Verisk Analytics, Inc.	3,476	$592,762
		$592,762
Road & Rail — 0.8%
CSX Corp.	47,478	$1,264,814
Old Dominion Freight Line, Inc.	2,478	616,452
		$1,881,266
Semiconductors & Semiconductor Equipment — 13.0%
Advanced Micro Devices, Inc.(1)	35,794	$2,267,908
Analog Devices, Inc.	11,405	1,589,173
Applied Materials, Inc.	19,076	1,562,897
ASML Holding NV-NY Shares	1,909	792,903
Broadcom, Inc.	8,976	3,985,434
Intel Corp.	91,043	2,346,178
KLA Corp.	3,144	951,469
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,037	$ 1,111,542
Marvell Technology, Inc.	18,905	811,213
Microchip Technology, Inc.	12,250	747,617
Micron Technology, Inc.	24,538	1,229,354
NVIDIA Corp.	46,833	5,685,058
NXP Semiconductors NV	5,823	858,951
QUALCOMM, Inc.	24,900	2,813,202
Skyworks Solutions, Inc.	3,540	301,856
Texas Instruments, Inc.	20,288	3,140,176
		$30,194,931
Software — 16.4%
Adobe, Inc.(1)	10,377	$2,855,750
ANSYS, Inc.(1)	1,931	428,103
Atlassian Corp. PLC, Class A(1)	3,213	676,626
Autodesk, Inc.(1)	4,803	897,200
Cadence Design Systems, Inc.(1)	6,055	989,569
CrowdStrike Holdings, Inc., Class A(1)	4,764	785,155
Datadog, Inc., Class A(1)	6,448	572,453
DocuSign, Inc.(1)	4,398	235,161
Fortinet, Inc.(1)	17,484	858,989
Intuit, Inc.	6,255	2,422,687
Microsoft Corp.	99,673	23,213,842
Palo Alto Networks, Inc.(1)	6,627	1,085,436
Splunk, Inc.(1)	3,608	271,322
Synopsys, Inc.(1)	3,391	1,035,984
Workday, Inc., Class A(1)	4,457	678,445
Zoom Video Communications, Inc., Class A(1)	5,538	407,541
Zscaler, Inc.(1)	3,146	517,108
		$37,931,371
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,404	$987,504
Ross Stores, Inc.	7,764	654,272
		$1,641,776
Technology Hardware, Storage & Peripherals — 12.8%
Apple, Inc.	214,781	$29,682,734
		$29,682,734
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,722	$760,962
		$760,962

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,742	$ 586,642
		$ 586,642
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.(1)	27,806	$ 3,730,731
		$ 3,730,731
Total Common Stocks (identified cost $90,801,394)		$223,095,065

Exchange-Traded Funds — 2.1%

Security	Shares	Value
Equity Funds — 2.1%
Invesco QQQ TM Trust, Series 1(2)	18,000	$ 4,810,680
Total Exchange-Traded Funds (identified cost $5,272,235)		$ 4,810,680

Short-Term Investments — 4.1%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	4,757,037	$ 4,757,037
Total Affiliated Fund (identified cost $4,757,037)		$ 4,757,037
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(4)	4,256,874	$ 4,256,874
Total Securities Lending Collateral (identified cost $4,256,874)		$ 4,256,874

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(5)	$500	$ 494,591
Total U.S. Treasury Obligations (identified cost $498,793)		$ 494,591
Total Short-Term Investments (identified cost $9,512,704)		$ 9,508,502
Total Investments — 102.5% (identified cost $105,586,333)		$237,414,247

Other Assets, Less Liabilities — (2.5)%	$ (5,722,459)
Net Assets — 100.0%	$231,691,788

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $4,101,097 and the total market value of the collateral received by the Fund was $4,264,211, comprised of cash of $4,256,874 and U.S. government and/or agencies securities of $7,337.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	23	Long	12/16/22	$5,076,330	$(757,298)
					$(757,298)

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $4,757,037, which represents 2.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,793,210	$ 5,251,931	$(12,045,256)	$198	$(83)	$ —	$ 1,431	—
Liquidity Fund	—	20,323,748	(15,566,711)	—	—	4,757,037	30,225	4,757,037
Total				$198	$(83)	$4,757,037	$31,656
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$223,095,065(1)	$ —	$ —	$223,095,065
Exchange-Traded Funds	4,810,680	—	—	4,810,680
Short-Term Investments:
Affiliated Fund	4,757,037	—	—	4,757,037
Securities Lending Collateral	4,256,874	—	—	4,256,874
U.S. Treasury Obligations	—	494,591	—	494,591
Total Investments	$236,919,656	$494,591	$ —	$237,414,247
Liability Description
Futures Contracts	$(757,298)	$ —	$ —	$(757,298)
Total	$(757,298)	$ —	$ —	$(757,298)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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